Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment net

Property and equipment consist of the following:

	At December 31,
	2021	2020
	(in Euros)
Computer	€24,869	€16,196
Furniture and fixtures	5,010	4,675
Total property and equipment	29,879	20,871
Less: accumulated depreciation	(6,789)	(1,900)
Property and equipment, net	€23,090	€18,971